Preliminary Purchase Price Allocation (Details) ₩ in Thousands	Dec. 31, 2025 KRW (₩)
Preliminary Purchase Price Allocation
Cash	₩ 15,000,337
Current assets	22,669,199
Non-current assets	10,281,045
Intangible assets	11,700,000
Deferred tax liability	(2,574,000)
Total liabilities	(19,442,642)
Non-controlling interest	(19,948,742)
Net identifiable assets acquired	2,684,860
Goodwill	12,315,477
Net assets acquired	₩ 15,000,337